Related Party Transactions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Affiliates
Related Party Transaction [Line Items]
Accounts receivable, related parties, current	$ 31.7	$ 34.1
Accounts receivable, related parties, noncurrent	214.3	232.8
Management services agreement, transaction advisory fees | TPG Capital, L.P. and PAG Asia Capital Limited
Related Party Transaction [Line Items]
Transaction advisory fees related to integration and financing activities	1.1	$ 0.9	$ 0.7
Management advisory services, annual fee | TPG Capital, L.P. and PAG Asia Capital Limited
Related Party Transaction [Line Items]
Transaction advisory fees related to integration and financing activities	4.3
Management advisory services, termination fee | TPG Capital, L.P. and PAG Asia Capital Limited
Related Party Transaction [Line Items]
Transaction advisory fees related to integration and financing activities	$ 11.9